CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,165,584,000	$ 1,038,912	¥ 6,116,360,000
Restricted cash (including RMB 657,075 and RMB 1,018,106 from the consolidated trusts as of December 31, 2021 and 2022, respectively)	3,346,779,000	485,237	2,643,587,000
Short term investments	57,000,000	8,264
Security deposit prepaid to third-party guarantee companies	396,699,000	57,516	874,886,000
Funds receivable from third party payment service providers	1,158,781,000	168,007	153,151,000
Accounts receivable and contract assets, net (net of allowance of RMB 287,538 and RMB 273,705 as of December 31, 2021 and 2022, respectively)	2,868,625,000	415,912	3,097,254,000
Financial assets receivable, net (net of allowance of RMB 432,658 and RMB 457,080 as of December 31, 2021 and 2022, respectively)	2,982,076,000	432,360	3,806,243,000
Amounts due from related parties (net of allowance of RMB 99,962 and RMB 93,873 as of December 31, 2021 and 2022, respectively)	394,872,000	57,251	837,324,000
Loans receivable, net (including RMB 8,646,950 and RMB 9,942,696 from the consolidated trusts as of December 31, 2021 and 2022, respectively)	15,347,662,000	2,225,202	9,844,481,000
Prepaid expenses and other assets (including RMB 104,515 and RMB 117,516 from the consolidated trusts as of December 31, 2021 and 2022, respectively)	379,388,000	55,006	383,937,000
Total current assets	34,097,466,000	4,943,667	27,757,223,000
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB 28,374 and RMB 41,261 as of December 31, 2021 and 2022, respectively)	261,319,000	37,888	223,474,000
Financial assets receivable, net-noncurrent (net of allowance of RMB 60,988 and RMB 97,015 as of December 31, 2021 and 2022, respectively)	688,843,000	99,873	597,965,000
Amounts due from related parties (net of allowance of RMB 22,055 and RMB 4,382 as of December 31, 2021 and 2022, respectively)	33,236,000	4,819	140,851,000
Loans receivable, net-noncurrent (including RMB 1,829,804and RMB 511,843 from the consolidated trusts as of December 31, 2021 and 2022)	3,136,994,000	454,821	2,859,349,000
Property and equipment, net	47,602,000	6,902	24,941,000
Land use rights, net	998,185,000	144,723	1,018,908,000
Intangible assets	4,696,000	681	4,961,000
Deferred tax assets	1,019,171,000	147,766	834,717,000
Other non-current assets	55,658,000	8,070	42,606,000
Total non-current assets	6,245,704,000	905,543	5,747,772,000
TOTAL ASSETS	40,343,170,000	5,849,210	33,504,995,000
Current liabilities:
Payable to investors of the consolidated trusts-current	6,099,520,000	884,347	2,304,518,000
Accrued expenses and other current liabilities	2,004,551,000	290,633	2,258,329,000
Amounts due to related parties	113,697,000	16,485	214,057,000
Short term loans	150,000,000	21,748	397,576,000
Guarantee liabilities-stand ready	4,120,346,000	597,394	4,818,144,000
Guarantee liabilities-contingent	3,418,391,000	495,620	3,285,081,000
Income tax payable	661,015,000	95,838	624,112,000
Other tax payable	182,398,000	26,445	241,369,000
Total current liabilities	16,749,918,000	2,428,510	14,143,186,000
Non-current liabilities:
Deferred tax liabilities	100,835,000	14,620	121,426,000
Payable to investors of the consolidated trusts-noncurrent	4,521,600,000	655,570	4,010,597,000
Other long-term liabilities	39,520,000	5,730	13,177,000
Total non-current liabilities	4,661,955,000	675,920	4,145,200,000
TOTAL LIABILITIES	21,411,873,000	3,104,430	18,288,386,000
Commitments and Contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, and 325,591,776 shares issued and 322,798,613 shares outstanding as of December 31, 2022, respectively)	22,000	3	22,000
Additional paid-in capital	6,095,225,000	883,725	5,672,267,000
Retained earnings	12,803,684,000	1,856,360	9,642,506,000
Other comprehensive loss	(51,775,000)	(7,507)	(110,932,000)
TOTAL QIFU TECHNOLOGY INC EQUITY	18,847,156,000	2,732,581	15,203,863,000
Non-controlling interests	84,141,000	12,199	12,746,000
TOTAL EQUITY	18,931,297,000	2,744,780	15,216,609,000
TOTAL LIABILITIES AND EQUITY	¥ 40,343,170,000	$ 5,849,210	¥ 33,504,995,000